Share-based payments - Disclosure of breakdown of the compensation expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	€ (84,387)	€ (20,941)	€ (8,605)
BCEs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	0	(112)	(112)
BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	(289)	(211)	0
AGAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	(35,108)	(19,900)	(8,067)
Social taxes related to AGAs	€ (48,990)	€ (717)	€ (426)